TAXATION (Schedule of Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets, current
Accrued expenses		$ 2,991
Total deferred tax assets, current		2,991
Deferred tax assets, non-current
Net operating losses	$ 34,807	$ 7,109
Share based compensation	4,263
Less: Valuation allowance	(33,580)	$ (5,539)
Total deferred tax assets, non-current, net	5,490	1,570
Deferred tax liabilities, non-current
Investment basis in the PRC entities	(62,224)	(95,199)
BaoAn Acquisition-Property	(14,407)	(15,827)
Deferred tax liabilities, non-current	$ (76,631)	$ (111,026)